Fair Value Measurements - Schedule of Assumptions used to Estimate Fair Value of Warrant Liability (Details) - Warrant Liability - Common Stock		6 Months Ended	12 Months Ended
	Sep. 26, 2017	Jun. 30, 2018	Dec. 31, 2017
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term (in years)	2 years	2 years 9 months 18 days	1 year 10 months 24 days
Risk-free interest rate (as a percent)	1.53%	2.59%	1.87%
Expected volatility (as a percent)	78.97%	79.20%	78.43%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%